VOYAGE REVENUES (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) Vessel	Jun. 30, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2023 USD ($)
Disaggregation of Revenue [Abstract]
Voyage Revenues	$ 193,096	$ 220,534
Capitalized cost	$ 600			$ 100
Future Minimum Revenues [Abstract]
Number of vessels on time charter contracts | Vessel	7
Number of vessels on long-term time charter contracts | Vessel	2
Term on long term time charter agreement			6 years
Maximum [Member]
Disaggregation of Revenue [Abstract]
Term of voyage contracts	1 year
Spot Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage Revenues	$ 155,014	196,803
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage Revenues	38,082	$ 23,731
Future Minimum Revenues [Abstract]
2024	24,787
2025	17,155
2026	17,155
2027	17,155
2028	7,405
Thereafter	0
Future minimum revenues	$ 83,657